INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Provision Based On Earnings From Continuing Operations Before Income Taxes

Years ended December 31,	2012	2011	2010
U.S.	$46.6	$52.4	$27.3
Non-U.S.	84.8	61.9	46.3

Total	$131.4	$114.3	$73.6

Components Of Income Tax Provision

Years ended December 31,	2012	2011	2010
Current:
U.S. Federal	$32.4	$(4.6)	$1.4
Non-U.S.	32.8	23.6	12.6
Other, principally state	1.9	1.2	1.3

Total	$67.1	$20.2	$15.3

Years ended December 31,	2012	2011	2010
Deferred:
U.S. Federal	$(16.9)	$22.3	$12.2
Non-U.S.	(12.3)	(16.1)	(20.4)
Other, principally state	(0.6)	1.9	(0.5)

Total	$(29.8)	$8.1	$(8.7)

Total income tax provision	$37.3	$28.3	$6.6

Reconciliation Of Effective Tax Rate To The U.S. Federal Income Tax Rate

Years ended December 31,	2012	2011	2010
Federal income tax rate	35.0%	35.0%	35.0%
Research and development credit	0.0%	(1.3%)	(2.0%)
Income subject to other than the federal income tax rate	(8.8%)	(8.3%)	(14.5%)
Tax expense on unrepatriated earnings of international subsidiaries	5.7%	0.0%	0.0%
Change in tax rates	0.4%	(1.8%)	0.5%
State taxes, net of federal benefits	1.5%	1.4%	(0.3%)
Valuation allowance	0.1%	(1.2%)	(21.7%)
Tax law change	0.0%	0.0%	11.3%
Favorable resolution of prior year audits	(6.7%)	0.0%	(1.4%)
Other charges, net	1.2%	0.9%	2.1%

Effective tax rate	28.4%	24.7%	9.0%

Deferred Tax Asset And Liabilities

December 31,	2012	2011
Deferred tax assets:
Allowance for bad debts	$0.5	$2.2
Self insurance accruals	17.9	19.4
Operating accruals	10.2	5.6
Environmental accruals	26.0	27.3
Pension and postretirement benefit liabilities	102.7	107.8
Employee benefit accruals	36.0	32.2
Tax credit carry forwards	44.9	25.6
Net operating losses	19.7	19.4
Inventory	3.1	1.6
Other	0.0	3.3

Gross deferred tax assets	$261.0	$244.4
Valuation allowance	(21.0)	(21.2)

Total net deferred tax assets	$240.0	$223.2

Deferred tax liabilities:
Plants, equipment and facilities	(97.8)	(110.7)
Insurance receivables	(7.5)	(8.1)
Intangibles	(150.4)	(94.2)
Other	(9.1)	(0.8)

Gross deferred tax liabilities	$(264.8)	$(213.8)

Net deferred tax assets/(liabilities)	$(24.8)	$9.4

Roll-Forward Of Unrecognized Tax Benefits

	2012	2011
Balance as of beginning of the year	$26.3	$25.7
Increase due to Umeco Acquisition	11.1	0.0
Increase due to tax positions related to current periods	1.2	1.0
Increase due to tax positions related to prior periods	0.2	0.0
Decrease due to tax positions related to prior periods	(15.6)	(0.3)
Decrease due to lapse of Statute of Limitations	(2.3)	0.0
Settlements	(1.6)	0.0
Foreign exchange	0.4	(0.1)

Balance as of the end of the year	$19.7	$26.3